RECEIVABLES AND OTHER FINANCIAL ASSET (Tables)	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Receivables and Other Financial Asset
	December 31,
	2017	2018

Prepaid expenses	12	21
Tax authorities	9	9
Other	-	22

	$21	$52